Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts was as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Balance, beginning of period	$389	$333	$375
Charged to costs and other	4	115	14
Write-offs	(57)	(59)	(56)

Balance, end of period	$336	$389	$333